Adoption of new accounting standards and standards issued but not yet effective	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Adoption of new accounting standards and standards issued but not yet effective [Text Block]
3.	Adoption of new accounting standards and standards issued but not yet effective

IFRS 9, Financial Instruments

This standard replaces IAS 39 Financial Instruments: Recognition and Measurement and became effective for the Company on January 1, 2018. IFRS 9 includes requirements for classification and measurement of financial assets and financial liabilities; impairment methodology for financial instruments; and general hedge accounting. IFRS 9 has specific requirements for whether debt instruments are accounted for at amortized cost, fair value through other comprehensive income or fair value through profit or loss. IFRS 9 requires equity instruments to be measured at fair value through profit or loss unless an irrevocable election is made to measure them at fair value through other comprehensive income, which results in changes in fair value not being recycled to the income statement. The adoption of this standard did not have a material measurement or disclosure impact on the Company’s financial statements. There were no marketable securities held at December 31, 2017.

The following table shows the original classification under IAS 39 and the new classification under IFRS 9:

Financial assets/	Original Classification	New classification
liabilities	IAS 39	IFRS 9
Cash and cash equivalents	Loans and receivables	Financial asset at amortized cost
Receivables	Loans and receivables	Financial asset at amortized cost
Trade payables	Non-derivative financial liabilities	Financial liability at amortized cost

IFRS 16, Leases

The new standard eliminates the classification of leases as either operating or finance leases for a lessee. Instead all leases are capitalized by recognizing the present value of lease payments and recognizing an asset and a financial liability representing an obligation to make future lease payments. The principles in IFRS 16 provide a more consistent approach to acquiring the use of an asset whether by leasing or purchasing an asset. The new leasing standard is applicable to all entities and will supersede current lease accounting standards under IFRS. IFRS 16 is mandatory for annual periods beginning on or after January 1, 2019. The Company has assessed the expected impact of IFRS 16 on its financial statements and has concluded that there will be an increase in assets and liabilities of approximately $325,000.